As filed with the Securities and Exchange Commission on May 18, 2012

1933 Act File No. 333-30810

1940 Act File No. 811-09819

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 39	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 40

STATE STREET INSTITUTIONAL INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 662-3909

(Registrant’s Telephone Number)

Ryan M. Louvar

State Street Bank and Trust Company

4 Copley Place, 5th floor

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On April 30, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”) certifies that it meets all of the requirements for effectiveness of this amendment to the Trust’s registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 18th day of May 2012.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ James E. Ross
James E. Ross
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 18th day of May 2012:

Signature	Title

/s/ James E. Ross James E. Ross	Trustee and President (Principal Executive Officer)

/s/ Laura F. Dell Laura F. Dell	Treasurer (Principal Financial and Accounting Officer)

* William L. Boyan	Trustee

* Michael F. Holland	Trustee

* Rina K. Spence	Trustee

* Douglas T. Williams	Trustee

*By:	/s/ Mark E. Tuttle
Mark E. Tuttle
As Attorney-in-Fact pursuant to Powers of Attorney